Employee Benefits Expenses - Schedule of Employee Benefits Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Benefits Expenses [Abstract]
Wages and salaries	S/ 186,293	S/ 162,252	S/ 165,530
Social contributions	39,241	33,868	32,966
Workers ‘profit sharing, note 12(b)	39,142	34,258	30,972
Legal bonuses	27,205	23,013	20,556
Vacations	23,567	22,226	18,481
Cessation payments	12,513	6,308	4,511
Long-term incentive plan, note 12	7,167	7,632	8,272
Training	2,297	1,332	2,307
Other	1,496	1,143	1,136
Total employee benefits expenses	S/ 338,921	S/ 292,032	S/ 284,731